Operating expenses, Voyage Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating expense [Abstract]
Bunkers	$ 104,304	$ 150,682	$ 133,332
Other voyage related expenses	23,783	28,941	32,335
Total voyage expenses	$ 128,088	$ 179,623	$ 165,667